Prepaid lease rentals (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Prepaid lease rentals [Abstract]:
Prepaid lease rentals	$ 45,793	$ 49,817
Less: Amortization of prepaid lease rentals	(2,470)	(4,024)
Prepaid lease rentals	43,323	45,793
Less: Current portion	(4,989)	(4,982)
Non-current portion	$ 38,334	$ 40,811